Basis of Presentation and Significant Accounting Policies (Summary of Components of Accounts Receivable Before Contractual Allowances Discounts and Allowance for Doubtful Accounts) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Total patient accounts receivable gross, Amount	$ 2,586,476	$ 2,326,832
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration risk, percentage	100.00%	100.00%
Third-Parties [Member]
Accounts Notes And Loans Receivable [Line Items]
Total patient accounts receivable gross, Amount	$ 1,930,103	$ 1,688,138
Third-Parties [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration risk, percentage	74.60%	72.60%
Self-Pay [Member]
Accounts Notes And Loans Receivable [Line Items]
Total patient accounts receivable gross, Amount	$ 656,373	$ 638,694
Self-Pay [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration risk, percentage	25.40%	27.40%